PROSHARES TRUST

ProShares Ultra Communication Services Select Sector (XCOM)

ProShares UltraShort Communication Services Select Sector (YCOM)

(collectively, the “Funds”)

Supplement dated October 13, 2020,

to each Fund’s Summary Prospectus and Statutory Prospectus

dated October 1, 2020, and

Statement of Additional Information

dated October 6, 2020, each as supplemented or amended

Effective October 13, 2020, the Funds have been liquidated, are no longer traded on an exchange and are no longer available for sale. All information pertaining to the Funds is hereby removed from each Prospectus and the Statement of Additional Information.

For more information, please contact the Funds at 1-866-776-5125.

Please retain this supplement for future reference.